Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 339,156,626	¥ 322,705,361
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	79,068,816	73,246,384
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	13,693,772	11,722,240
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 92,762,588	¥ 84,968,624